MAXIM SERIES FUND, INC.
8515 EAST ORCHARD ROAD
GREENWOOD VILLAGE, COLORADO 80111

November 3, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Maxim Series Fund, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

In lieu of filing the form of prospectus and statement of additional information for Maxim Series Fund, Inc. (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies:

(1)
the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment No. 100 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

(2)	amendment No. 100 to the Fund's registration statement on Form N-1A was filed with the Securities and Exchange Commission electronically via EDGAR transmission on October 29, 2009.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Regards,

MAXIM SERIES FUND, INC.

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President & Counsel
Great-West Life & Annuity Insurance Company